Label	Element	Value
NORTHERN GLOBAL REAL ESTATE INDEX FUND
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	GLOBAL REAL ESTATE INDEX FUND
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to provide investment results approximating the overall performance of the securities included in the MSCI® ACWI® IMI Core Real Estate Index (the “Index”).
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may be required to pay commissions and/or other forms of compensation to a financial intermediary for transactions in Shares Class shares, which are not reflected in the tables or the examples below.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	July 31, 2022
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 7.27% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	7.27%
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The following Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Under normal circumstances, the Fund will invest substantially all (and at least 80%) of its net assets in equity securities included in the Index, in weightings that approximate the relative composition of the securities contained in the Index, and in American Depositary Receipts (“ADRs”), European Depositary Receipts (“EDRs”), and Global Depositary Receipts (“GDRs”) representing such securities. The Index is a free float-adjusted, market capitalization index that consists of large, mid and small‑cap stocks engaged in the ownership, development and management of specific core property type real estate. The Index excludes companies, such as real estate services and real estate financing companies that do not own properties. The Fund will concentrate its investments (i.e., invest at least 25% or more of its total assets) in issuers principally engaged in real estate activities. The Index is a free float-adjusted market capitalization index that consists of large, mid and small‑cap stocks across 23 Developed Markets (DM) and 27 Emerging Markets (EM) countries engaged in the ownership, development and management of specific core property type real estate, as determined by the index provider. As of May 31, 2021, the Index was comprised of 621 constituents with market capitalizations ranging from $118.6 million to $87.1 billion. The Index excludes companies, such as real estate services and real estate financing companies, that do not own properties. It is rebalanced quarterly. The Fund generally rebalances its portfolio in accordance with the Index. The Fund’s investment adviser uses a “passive” or indexing approach to try to achieve the Fund’s investment objective. Unlike many investment companies, the Fund does not try to “beat” the index it tracks and does not seek temporary defensive positions when markets decline or appear overvalued. NTI will buy and sell securities in response to changes in the Index as well as in response to subscriptions and redemptions. The Fund intends to be diversified in approximately the same proportion as the Index is diversified. The Fund may become “non‑diversified,” as defined in the Investment Company Act of 1940 (the “1940 Act”), solely as a result of a change in relative market capitalization or index weighting of one or more constituents of the Index. A “non‑diversified” fund can invest a greater percentage of its assets in a small group of issuers or in any one issuer than a diversified fund can. Shareholder approval will not be sought if the Fund becomes non‑diversified due solely to a change in the relative market capitalization or index weighting of one or more constituents of the Index. In seeking to track the performance of the Index, from time to time the Fund may focus its investments (i.e., invest more than 15% of its total assets) in one or more particular countries or geographic regions. NTI expects that, under normal circumstances, the quarterly performance of the Fund, before fees and expenses, will track the performance of the Index within a 0.95 correlation coefficient. The Index is created and sponsored by Morgan Stanley Capital International, Inc. (“MSCI”), as the index provider. MSCI determines the composition and relative weightings of the securities in the Index and publishes information regarding the market value of the Index. MSCI does not endorse any of the securities in the Index. It is not a sponsor of the Global Real Estate Index Fund and is not affiliated with the Fund in any way.
Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Fund will concentrate its investments (i.e., invest at least 25% or more of its total assets) in issuers principally engaged in real estate activities.
Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	As with any investment, you could lose all or part of your investment in the Fund, and the Fund’s performance could trail that of other investments. The Fund is subject to certain risks, including the principal risks noted below, any of which may adversely affect the Fund’s net asset value (“NAV”), total return and ability to meet its investment objective. Each risk noted below is considered a principal risk of investing in the Fund, regardless of the order in which it appears. The significance of each risk factor below may change over time and you should review each risk factor carefully. MARKET RISK is the risk that the value of the Fund’s investments may increase or decrease in response to expected, real or perceived economic, political or financial events in the U.S. or global markets. The frequency and magnitude of such changes in value cannot be predicted. Certain securities and other investments held by the Fund may experience increased volatility, illiquidity, or other potentially adverse effects in response to changing market conditions, inflation, changes in interest rates, lack of liquidity in the bond or equity markets, volatility in the equity markets, market disruptions caused by local or regional events such as war, acts of terrorism, the spread of infectious illness (including epidemics and pandemics) or other public health issues, recessions or other events or adverse investor sentiment or other political, regulatory, economic and social developments, and developments that impact specific economic sectors, industries or segments of the market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide due to increasingly interconnected global economies and financial markets. REAL ESTATE SECURITIES CONCENTRATION RISK is the risk that investments in securities of real estate companies will make the Fund more susceptible to risks associated with the ownership of real estate and with the real estate industry in general. Real estate companies may have lower trading volumes and may be subject to more abrupt or erratic price movements than the overall securities markets. The value of real estate securities may underperform other sectors of the economy or broader equity markets. Because the Fund concentrates its investments in the real estate industry, it will be subject to greater risk of loss than if it were diversified across different industries. REIT RISK is the risk that the Fund’s investments will be affected by factors affecting REITs and the real estate sector generally. Investing in REITs involves certain unique risks in addition to those risks associated with investing in the real estate industry in general. These risks include possible declines in the value of real estate, possible lack of mortgage funds and unexpected vacancies of properties. REITs that invest in real estate mortgages are also subject to prepayment risks. REITs whose underlying properties are concentrated in a particular industry or geographic region are also subject to risks affecting such industries and regions. REITs are also subject to heavy cash flow dependency, defaults by borrowers, self-liquidation, interest rate risks (especially mortgage REITs) and liquidity risks. REITs may have limited financial resources, may trade less frequently and in lower volume, engage in dilutive offerings or become more volatile than other securities. By investing in REITs through the Fund, a shareholder will bear expenses of the REITs in addition to expenses of the Fund. In addition, REITs could possibly fail to (i) qualify for favorable tax treatment under applicable tax law, or (ii) maintain their exemptions from registration under the 1940 Act. FOREIGN SECURITIES RISK is the risk that investing in foreign (non‑U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to less liquid markets and adverse economic, political, diplomatic, financial, and regulatory factors. Foreign governments may impose limitations on foreigners’ ownership of interests in local issuers, restrictions on the ability to repatriate assets, and may also impose taxes. Any of these events could cause the value of the Fund’s investments to decline. Foreign banks, agents and securities depositories that hold the Fund’s foreign assets may be subject to little or no regulatory oversight over, or independent evaluation, of their operations. Additional costs associated with investments in foreign securities may include higher custodial fees than those applicable to domestic custodial arrangements and transaction costs of foreign currency conversions. Unless the Fund has hedged its foreign currency exposure, foreign securities risk also involves the risk of negative foreign currency rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which the Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. Currency hedging strategies, if used, are not always successful. For instance, forward foreign currency exchange contracts, if used by the Fund, could reduce performance if there are unanticipated changes in currency exchange rates. EMERGING MARKETS RISK is the risk that emerging markets are generally subject to greater market volatility, political, social and economic instability, uncertain trading markets and more governmental limitations on foreign investments than more developed markets. In addition, companies operating in emerging markets may be subject to lower trading volumes and greater price volatility than companies in more developed markets. Emerging market economies may be based on only a few industries, may be highly vulnerable to changes in local and global trade conditions, and may suffer from extreme and volatile debt burdens or inflation rates. Companies in emerging market countries generally may be subject to less stringent regulatory, disclosure, financial reporting, accounting, auditing and recordkeeping standards than companies in more developed countries. As a result, information, including financial information, about such companies may be less available and reliable, which can impede the Fund’s ability to evaluate such companies. Securities law and the enforcement of systems of taxation in many emerging market countries may change quickly and unpredictably, and the ability to bring and enforce actions (including bankruptcy, confiscatory taxation, expropriation, nationalization of a company’s assets, restrictions on foreign ownership of local companies, restrictions on withdrawing assets from the country, protectionist measures and practices such as share blocking), or to obtain information needed to pursue or enforce such actions, may be limited. Investments in emerging market securities may be subject to additional transaction costs, delays in settlement procedures, unexpected market closures, and lack of timely information. TRACKING RISK is the risk that the Fund’s performance may vary from the performance of the index it tracks as a result of share purchases and redemptions, transaction costs, expenses and other factors. GEOGRAPHIC RISK is the risk that if the Fund invests a significant portion of its total assets in certain issuers within the same country or geographic region, an adverse economic, business or political development affecting that country or region may affect the value of the Fund’s investments more, and the Fund’s investments may be more volatile, than if its investments were not so concentrated in such country or region. DEPOSITARY RECEIPTS RISK Foreign securities may trade in the form of depositary receipts. In addition to investment risks associated with the underlying issuer, depositary receipts may expose the Fund to additional risks associated with non‑uniform terms that apply to depositary receipt programs, including credit exposure to the depository bank and to the sponsors and other parties with whom the depository bank establishes the programs, currency, political, economic, market risks and the risks of an illiquid market for depositary receipts. Depositary receipts are generally subject to the same risks as the foreign securities that they evidence or into which they may be converted. Depositary receipts may not track the price of the underlying foreign securities on which they are based, may have limited voting rights, and may have a distribution subject to a fee charged by the depository. As a result, equity shares of the underlying issuer may trade at a discount or premium to the market price of the depositary receipts. SMALL AND MID CAP STOCK RISK is the risk that stocks of small and mid‑sized companies may be subject to more abrupt or erratic market movements than stocks of larger, more established companies. Small and mid‑sized companies may have limited product lines or financial resources, and may be dependent upon a particular niche of the market. The securities of small companies may trade less frequently and in lower volume than the securities of larger companies, which could lead to higher transaction costs. Generally, the smaller the company size, the greater the risk. INDEX RISK is the risk that that the Fund would not necessarily buy or sell a security unless that security is added or removed, respectively, from the Index, even if that security generally is underperforming, because unlike many investment companies, the Fund does not utilize an investing strategy that seeks returns in excess of the Index. Additionally, the Fund rebalances its portfolio in accordance with the Index, and, therefore, any changes to the Index’s rebalance schedule will result in corresponding changes to the Fund’s rebalance schedule. VALUATION RISK is the risk that the sale price the Fund could receive for a portfolio security may differ from the Fund’s valuation of the security, particularly for securities that trade in low volume or volatile markets or that are valued using a fair value methodology. Fair valuation of the Fund’s investments involves subjective judgment. In addition, the value of the securities in the Fund’s portfolio may change on days when shareholders will not be able to purchase or sell the Fund’s shares. NON‑DIVERSIFICATION RISK Under the 1940 Act, a fund designated as “diversified” must limit its holdings such that the securities of issuers which individually represent more than 5% of its total assets must in the aggregate represent less than 25% of its total assets. The Fund is “diversified” for purposes of the 1940 Act. However, in seeking to track its Index, the Fund may become “non‑diversified,” as defined in the 1940 Act, solely as a result of a change in relative market capitalization or index weighting of one or more constituents of the Index. A non‑diversified fund can invest a greater portion of its assets in the obligations or securities of a small portion of its assets in the obligations or securities of a small number of issuers or any single issuer than a diversified fund can. In such circumstances, a change in the value of one or a few issuers’ securities will therefore affect the value of the Fund more than if it was a diversified fund. As with any mutual fund, it is possible to lose money on an investment in the Fund. An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation, any other government agency, or The Northern Trust Company, its affiliates, subsidiaries or any other bank.
Risk Lose Money [Text]	rr_RiskLoseMoney	As with any mutual fund, it is possible to lose money on an investment in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation, any other government agency, or The Northern Trust Company, its affiliates, subsidiaries or any other bank.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	NON‑DIVERSIFICATION RISK Under the 1940 Act, a fund designated as “diversified” must limit its holdings such that the securities of issuers which individually represent more than 5% of its total assets must in the aggregate represent less than 25% of its total assets. The Fund is “diversified” for purposes of the 1940 Act. However, in seeking to track its Index, the Fund may become “non‑diversified,” as defined in the 1940 Act, solely as a result of a change in relative market capitalization or index weighting of one or more constituents of the Index. A non‑diversified fund can invest a greater portion of its assets in the obligations or securities of a small portion of its assets in the obligations or securities of a small number of issuers or any single issuer than a diversified fund can. In such circumstances, a change in the value of one or a few issuers’ securities will therefore affect the value of the Fund more than if it was a diversified fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	FUND PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and table that follow provide an indication of the risks of investing in the Fund by showing (A) changes in the performance of the Fund from year to year, and (B) how the average annual total returns of the Fund compare to those of a broad-based securities market index. Effective July 31, 2018, the Fund changed its underlying index from the FTSE EPRA/NAREIT Global Index to the MSCI® ACWI® IMI Core Real Estate Index. Therefore, performance shown for periods prior to July 31, 2018 may have differed had the Fund sought to track its current Index. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance information for the Fund is available and may be obtained on the Fund’s website at northerntrust.com/funds or by calling 800‑595‑9111.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table that follow provide an indication of the risks of investing in the Fund by showing (A) changes in the performance of the Fund from year to year, and (B) how the average annual total returns of the Fund compare to those of a broad-based securities market index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800‑595‑9111
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	northerntrust.com/funds
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	CALENDAR YEAR TOTAL RETURN*
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	* Year to date total return for the six months ended June 30, 2021 is 13.78%. For the periods shown in the bar chart above, the highest quarterly return was 14.73% in the first quarter of 2019, and the lowest quarterly return was (27.43)% in the first quarter of 2020.
Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURN (For the periods ended December 31, 2020)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After‑tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after‑tax returns depend on an investor’s tax situation and may differ from those shown. After‑tax returns shown are not relevant to investors who hold their shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In calculating the federal income taxes due on redemptions, capital gains taxes resulting from redemptions are subtracted from the redemption proceeds and the tax benefits from capital losses resulting from the redemptions are added to the redemption proceeds. Under certain circumstances, the addition of the tax benefits from capital losses resulting from redemptions may cause the Returns after taxes on distributions and sale of fund shares to be greater than the Returns after taxes on distributions or even the Returns before taxes.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After‑tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after‑tax returns depend on an investor’s tax situation and may differ from those shown. After‑tax returns shown are not relevant to investors who hold their shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.In calculating the federal income taxes due on redemptions, capital gains taxes resulting from redemptions are subtracted from the redemption proceeds and the tax benefits from capital losses resulting from the redemptions are added to the redemption proceeds. Under certain circumstances, the addition of the tax benefits from capital losses resulting from redemptions may cause the Returns after taxes on distributions and sale of fund shares to be greater than the Returns after taxes on distributions or even the Returns before taxes.
NORTHERN GLOBAL REAL ESTATE INDEX FUND | NORTHERN GLOBAL REAL ESTATE INDEX FUND
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Redemption Fee (within 30 days of purchase) (as a percentage of amount redeemed, if applicable)	rr_RedemptionFeeOverRedemption	2.00%
Management Fees	rr_ManagementFeesOverAssets	0.40%
Other Expenses	rr_OtherExpensesOverAssets	0.08%
Transfer Agent Fees	rr_Component1OtherExpensesOverAssets	0.04%
Other Operating Expenses	rr_Component3OtherExpensesOverAssets	0.04%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.48%
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[1]
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	0.48%	[1]
1 Year	rr_ExpenseExampleYear01	$ 49
3 Years	rr_ExpenseExampleYear03	154
5 Years	rr_ExpenseExampleYear05	269
10 Years	rr_ExpenseExampleYear10	$ 604
2011	rr_AnnualReturn2011	(8.93%)
2012	rr_AnnualReturn2012	29.44%
2013	rr_AnnualReturn2013	1.70%
2014	rr_AnnualReturn2014	13.44%
2015	rr_AnnualReturn2015	(1.17%)
2016	rr_AnnualReturn2016	4.35%
2017	rr_AnnualReturn2017	14.36%
2018	rr_AnnualReturn2018	(6.68%)
2019	rr_AnnualReturn2019	23.15%
2020	rr_AnnualReturn2020	(8.38%)
Year to Date Return, Label	rr_YearToDateReturnLabel	Year to date total return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2021
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	13.78%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2019
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	14.73%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(27.43%)
1-Year	rr_AverageAnnualReturnYear01	(8.38%)
5-Years	rr_AverageAnnualReturnYear05	4.67%
10-Years	rr_AverageAnnualReturnYear10	5.38%
Since Inception	rr_AverageAnnualReturnSinceInception	3.34%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 26, 2006
NORTHERN GLOBAL REAL ESTATE INDEX FUND | Returns after taxes on distributions | NORTHERN GLOBAL REAL ESTATE INDEX FUND
Risk/Return:	rr_RiskReturnAbstract
1-Year	rr_AverageAnnualReturnYear01	(9.11%)
5-Years	rr_AverageAnnualReturnYear05	3.25%
10-Years	rr_AverageAnnualReturnYear10	4.19%
Since Inception	rr_AverageAnnualReturnSinceInception	2.21%
NORTHERN GLOBAL REAL ESTATE INDEX FUND | Returns after taxes on distributions and sale of Fund shares | NORTHERN GLOBAL REAL ESTATE INDEX FUND
Risk/Return:	rr_RiskReturnAbstract
1-Year	rr_AverageAnnualReturnYear01	(4.88%)
5-Years	rr_AverageAnnualReturnYear05	3.02%
10-Years	rr_AverageAnnualReturnYear10	3.78%
Since Inception	rr_AverageAnnualReturnSinceInception	2.14%
NORTHERN GLOBAL REAL ESTATE INDEX FUND | MSCI® ACWI® IMI Core Real Estate Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1-Year	rr_AverageAnnualReturnYear01	(8.83%)
5-Years	rr_AverageAnnualReturnYear05	4.34%
10-Years	rr_AverageAnnualReturnYear10	5.68%
Since Inception	rr_AverageAnnualReturnSinceInception	3.63%

[1]
Northern Trust Investments, Inc. (“NTI” or the “Investment Adviser”) has contractually agreed to reimburse a portion of the operating expenses of the Fund (other than certain excepted expenses, i.e., Acquired Fund Fees and Expenses, the compensation paid to each Independent Trustee of the Trust, expenses of third party consultants engaged by the Board of Trustees, membership dues paid to the Investment Company Institute and Mutual Fund Directors Forum, expenses in connection with the negotiation and renewal of the revolving credit facility, extraordinary expenses and interest) to the extent the “Total Annual Fund Operating Expenses” exceed 0.50%. This contractual limitation may not be terminated before July 31, 2022 without the approval of the Board of Trustees.